Employment benefit obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Employment Benefits [Abstract]
Net defined benefit asset	₩ (1,047)	₩ 0
Net defined benefit obligations	1,925,134	1,638,785
Other long-term employee benefit obligations	4,720	6,284
Employee benefits liabilities, net	₩ 1,928,807	₩ 1,645,069